Cash and Cash Equivalents - Breakdown of Cash and Cash Equivalents (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [Abstract]
Cash on hand	¥ 13	¥ 8
Demand deposits	123,593	134,690
Total cash and cash equivalents	¥ 123,606	¥ 134,698	¥ 33,652	¥ 20,254